Financial Highlights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Highlights [Line Items]
Units (in shares)	17,166,032	18,007,135
Net Assets	$ 103,601,210	$ 119,311,703	$ 116,099,605	$ 114,589,520
Company Net Assets
Financial Highlights [Line Items]
Net Assets	$ 40,267,000	$ 42,408,000	$ 36,475,000	$ 33,878,000	$ 30,945,000
Units
Financial Highlights [Line Items]
Units (in shares)	17,166,000	18,007,000	19,057,000	19,952,000	20,921,000
Units | Minimum
Financial Highlights [Line Items]
Units Value (in dollars per share)	$ 2.95	$ 3.44	$ 3.39	$ 3.31	$ 3.19
Units | Maximum
Financial Highlights [Line Items]
Units Value (in dollars per share)	$ 4.01	$ 4.63	$ 4.52	$ 4.37	$ 4.18
Net Assets
Financial Highlights [Line Items]
Net Assets	$ 63,334,000	$ 76,904,000	$ 79,624,000	$ 80,712,000	$ 81,138,000
Investment Income Ratio
Financial Highlights [Line Items]
Investment Income Ratio	2.30%	2.74%	3.06%	3.10%	3.51%
Expense Ratio | Minimum
Financial Highlights [Line Items]
Expense Ratio	0.35%	0.35%	0.35%	0.35%	0.35%
Expense Ratio | Maximum
Financial Highlights [Line Items]
Expense Ratio	1.25%	1.25%	1.25%	1.25%	1.25%
Total Return | Minimum
Financial Highlights [Line Items]
Total Return	(14.24%)	1.49%	2.60%	3.60%	3.80%
Total Return | Maximum
Financial Highlights [Line Items]
Total Return	(13.47%)	2.41%	3.53%	4.53%	4.73%